Note 13 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Valuation Allowance, Total	$ 0
Unrecognized Tax Benefits, Ending Balance		$ 0